Revenues and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 29,643	€ (11,609)	€ 30,058
Research tax credit	2,817	3,300	3,939
Subsidies	78	89	229
Other	55	1,029	1,981
Other income	2,950	4,419	6,150
Total revenues and other income	32,593	(7,191)	36,207
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	22,682	(17,534)	29,750
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 6,961	€ 5,924	€ 308